Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Income Statement Abstract
Revenue	$ 11,884,578	$ 13,500,403	$ 6,082,561
Cost of Sales	8,304,438	9,447,578	4,224,419
Gross Profit	3,580,140	4,052,825	1,858,142
Sales, general and administrative costs
Administrative fees	3,747,761	3,313,934	1,904,258
Depreciation	437,263	578,555	516,208
Product development costs	939,949	973,146	437,208
Office expense	325,324	206,035	241,824
Insurance	596,932	396,684	240,165
Professional fees	486,425	303,541	324,577
Sales and marketing	234,445	549,750	417,111
Share-based payments	2,098,761	308,106	332,741
Transportation costs	161,017	255,535	263,164
Travel, accommodation, meals and entertainment	217,023	348,524	298,328
Allowance for credit losses	333,929	46,447
Total sales, general and administrative costs	9,578,829	7,280,257	4,975,584
Loss from operations before interest, accretion and foreign exchange	(5,998,689)	(3,227,432)	(3,117,442)
Interest and accretion	(1,598,588)	(2,133,824)	(1,400,923)
Foreign exchange (loss) / gain	(193,798)	439,209	52,445
Loss from operations for the year	(7,791,075)	(4,922,047)	(4,465,920)
Other item
Write down of assets	(45,679)	(223,919)	(78,231)
Loss for the year	(7,836,754)	(5,145,966)	(4,544,151)
Other comprehensive income / (loss)
Cumulative translation reserve	21,169	(20,824)	(23,691)
Total comprehensive loss for the year	$ (7,815,585)	$ (5,166,790)	$ (4,567,842)
Loss per common share, basic and diluted (in dollars per share)	$ (0.43)	$ (0.34)	$ (0.34)
Weighted average number of common shares outstanding, basic and diluted (in shares)	18,116,129	15,207,446	13,356,665